							File Numbers: 333-110037
							              333-129005
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                              September 10, 2021


PIONEER FUNDS


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


FUND                                 DATE OF PROSPECTUS
Pioneer AMT-Free Municipal Fund         April 1, 2021
Pioneer High Income Municipal Fund    December 18, 2020

--------------------------------------------------------------------------------

SALES CHARGES
Effective November 8, 2021, the following replaces the corresponding information under the heading "Class A share sales charges" in the section entitled "Sales charges":


CLASS A SHARE SALES CHARGES
You may buy Class A shares at the public offering price, including a sales charge, as follows:


                                           SALES CHARGE AS A % OF
                                   --------------------------------------
                                     OFFERING    NET AMOUNT        DEALER
AMOUNT OF PURCHASE                      PRICE      INVESTED   REALLOWANCE
---------------------------------  ----------  ------------  ------------
Less than $100,000                     4.50          4.71           4.00
---------------------------------      ----          ----           ----
$100,000 but less than $250,000        3.50          3.63           3.00
---------------------------------      ----          ----           ----
$250,000 or more                       0.00          0.00      see below
---------------------------------      ----          ----    ------------

                                                                   32538-00-0921
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC